Related party transactions	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Related party transactions
Related party transactions
Equity-method investments
The Company provides administrative services to its equity-method investees and is reimbursed for incurred costs. To that effect, the Company charged its equity-method investees $942 and $1,936 (2017 - $1,266 and $2,012) during the three and six months ended June 30, 2018.
Subject to several exceptions, Atlantica has a right of first offer on any proposed sale, transfer or other disposition by AAGES (other than to APUC) of its interest in infrastructure facilities that are developed or constructed in whole or in part by AAGES under long-term revenue agreements.  Again subject to several exceptions, Atlantica has similar rights with respect to any proposed sale, transfer or other disposition of APUC’s interest, not held through AAGES, in infrastructure facilities that are developed or constructed in whole or in part by APUC outside of Canada or the United States under long-term revenue agreements.  There were no such transactions in 2018.
Long Sault Hydro Facility
Effective December 31, 2013, APUC acquired the shares of Algonquin Power Corporation Inc. (“APC”), which was partially owned by Senior Executives.  APC owns the partnership interest in the 18MW Long Sault Hydro Facility.  A final post-closing adjustment related to the transaction remains outstanding.
The above related party transactions have been recorded at the exchange amounts agreed to by the parties to the transactions.